Note 7 - Risk Management -Liquidity Risk - Contractual Maturities - Managing Liquity Risk (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On demand [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	€ 42,518,000,000	€ 20,954,000,000	€ 9,550,000,000
On demand [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
On demand [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	279,000,000	157,000,000	132,000,000
On demand [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
On demand [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	0	1,000,000	1,000,000
On demand [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	801,000,000
Financial Obligations liquidity risk	8,838,000,000	7,377,000,000	7,107,000,000
On demand [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	1,000,000
Financial Obligations liquidity risk	12,735,000,000	10,177,000,000	10,680,000,000
On demand [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	308,360,000,000	271,638,000,000	252,630,000,000
On demand [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	0	0	40,000,000
On demand [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	0	0	0
Not Later Than One Month [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	32,741,000,000	20,654,000,000	40,599,000,000
Not Later Than One Month [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	20,033,000,000	21,612,000,000	21,266,000,000
Not Later Than One Month [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	16,939,000,000	22,015,000,000	19,825,000,000
Not Later Than One Month [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	3,896,000,000	1,622,000,000	1,875,000,000
Not Later Than One Month [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	4,750,000,000	1,393,000,000	2,678,000,000
Not Later Than One Month [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	3,616,000,000	3,591,000,000	3,211,000,000
Financial Obligations liquidity risk	7,859,000,000	7,608,000,000	5,599,000,000
Not Later Than One Month [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	2,202,000,000	1,336,000,000	1,408,000,000
Financial Obligations liquidity risk	4,324,000,000	3,859,000,000	4,327,000,000
Not Later Than One Month [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	39,978,000,000	43,577,000,000	44,866,000,000
Not Later Than One Month [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	41,239,000,000	45,135,000,000	46,489,000,000
Not Later Than One Month [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(722,000,000)	(66,000,000)	(75,000,000)
Later Than One Month And Not Later Than Three Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than One Month And Not Later Than Three Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	4,757,000,000	3,858,000,000	1,655,000,000
Later Than One Month And Not Later Than Three Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	24,280,000,000	25,056,000,000	25,939,000,000
Later Than One Month And Not Later Than Three Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	6,680,000,000	3,873,000,000	4,379,000,000
Later Than One Month And Not Later Than Three Months [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,618,000,000	1,714,000,000	1,652,000,000
Later Than One Month And Not Later Than Three Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	677,000,000	283,000,000	216,000,000
Financial Obligations liquidity risk	254,000,000	493,000,000	751,000,000
Later Than One Month And Not Later Than Three Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	855,000,000	1,120,000,000	750,000,000
Financial Obligations liquidity risk	2,694,000,000	867,000,000	1,580,000,000
Later Than One Month And Not Later Than Three Months [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	13,416,000,000	18,550,000,000	18,514,000,000
Later Than One Month And Not Later Than Three Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	5,301,000,000	3,202,000,000	2,219,000,000
Later Than One Month And Not Later Than Three Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	15,000,000	(25,000,000)	(523,000,000)
Later Than Three Months And Not Later Than Six Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Three Months And Not Later Than Six Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,351,000,000	2,287,000,000	1,158,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	23,012,000,000	24,994,000,000	23,265,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	6,557,000,000	6,620,000,000	5,990,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	3,963,000,000	4,208,000,000	2,160,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	921,000,000	488,000,000	141,000,000
Financial Obligations liquidity risk	741,000,000	1,122,000,000	1,992,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	797,000,000	796,000,000	664,000,000
Financial Obligations liquidity risk	588,000,000	381,000,000	458,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	6,808,000,000	10,013,000,000	10,625,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,643,000,000	15,801,000,000	2,274,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(961,000,000)	29,000,000	(68,000,000)
Later Than Six Months And Not Later Than Nine Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Six Months And Not Later Than Nine Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	364,000,000	561,000,000	805,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	15,579,000,000	15,777,000,000	15,347,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	5,084,000,000	2,017,000,000	2,148,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,283,000,000	1,645,000,000	2,425,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	356,000,000	585,000,000	83,000,000
Financial Obligations liquidity risk	152,000,000	172,000,000	377,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	734,000,000	589,000,000	647,000,000
Financial Obligations liquidity risk	353,000,000	367,000,000	302,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	4,526,000,000	7,266,000,000	6,217,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,192,000,000	1,456,000,000	114,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(85,000,000)	(11,000,000)	(5,000,000)
Later Than Nine Months And Not Later Than One Year [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Nine Months And Not Later Than One Year [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	368,000,000	808,000,000	498,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	17,032,000,000	16,404,000,000	16,433,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	13,014,000,000	7,292,000,000	6,823,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,543,000,000	4,386,000,000	2,736,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	461,000,000	503,000,000	152,000,000
Financial Obligations liquidity risk	726,000,000	1,514,000,000	1,240,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	543,000,000	991,000,000	375,000,000
Financial Obligations liquidity risk	272,000,000	257,000,000	309,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	4,366,000,000	6,605,000,000	7,345,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	368,000,000	653,000,000	97,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	134,000,000	1,097,000,000	(117,000,000)
Later Than One Year And Not Later Than Two Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than One Year And Not Later Than Two Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	3,320,000,000	4,121,000,000	205,000,000
Later Than One Year And Not Later Than Two Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	46,182,000,000	42,165,000,000	42,100,000,000
Later Than One Year And Not Later Than Two Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	9,858,000,000	21,334,000,000	8,592,000,000
Later Than One Year And Not Later Than Two Years [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	10,573,000,000	8,328,000,000	7,225,000,000
Later Than One Year And Not Later Than Two Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	117,000,000	189,000,000	133,000,000
Financial Obligations liquidity risk	825,000,000	386,000,000	1,149,000,000
Later Than One Year And Not Later Than Two Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,251,000,000	1,420,000,000	1,724,000,000
Financial Obligations liquidity risk	957,000,000	982,000,000	781,000,000
Later Than One Year And Not Later Than Two Years [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	3,361,000,000	3,717,000,000	5,667,000,000
Later Than One Year And Not Later Than Two Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	11,304,000,000	3,393,000,000	22,911,000,000
Later Than One Year And Not Later Than Two Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(400,000,000)	(830,000,000)	498,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Two Years And Not Later Than Three Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,849,000,000	1,838,000,000	1,352,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	38,851,000,000	35,917,000,000	32,336,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	15,494,000,000	6,115,000,000	12,423,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	7,505,000,000	10,608,000,000	8,578,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	120,000,000	24,000,000	178,000,000
Financial Obligations liquidity risk	189,000,000	614,000,000	229,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	721,000,000	1,072,000,000	896,000,000
Financial Obligations liquidity risk	337,000,000	503,000,000	304,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,213,000,000	2,062,000,000	2,137,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	28,510,000,000	7,206,000,000	526,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(157,000,000)	(278,000,000)	(91,000,000)
Later Than Three Years And Not Later Than Five Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Three Years And Not Later Than Five Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	891,000,000	411,000,000	390,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	51,709,000,000	54,772,000,000	53,386,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	17,231,000,000	13,240,000,000	11,533,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	12,793,000,000	10,803,000,000	16,040,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	2,000,000	120,000,000	27,000,000
Financial Obligations liquidity risk	166,000,000	206,000,000	196,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	515,000,000	672,000,000	1,286,000,000
Financial Obligations liquidity risk	459,000,000	499,000,000	825,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	869,000,000	854,000,000	1,207,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	3,740,000,000	759,000,000	218,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(264,000,000)	(333,000,000)	(67,000,000)
Later Than Five Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Five Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,089,000,000	803,000,000	210,000,000
Later Than Five Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	110,173,000,000	122,098,000,000	120,571,000,000
Later Than Five Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	50,045,000,000	46,022,000,000	42,738,000,000
Later Than Five Years [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	23,839,000,000	27,840,000,000	26,363,000,000
Later Than Five Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	39,000,000	432,000,000	1,269,000,000
Financial Obligations liquidity risk	371,000,000	510,000,000	904,000,000
Later Than Five Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	500,000,000	2,089,000,000	2,764,000,000
Financial Obligations liquidity risk	870,000,000	952,000,000	1,692,000,000
Later Than Five Years [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	799,000,000	1,039,000,000	1,310,000,000
Later Than Five Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,516,000,000	1,308,000,000	1,627,000,000
Later Than Five Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(159,000,000)	(420,000,000)	(392,000,000)
Total Member | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	75,258,000,000	41,608,000,000	50,149,000,000
Total Member | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	34,021,000,000	36,299,000,000	27,539,000,000
Total Member | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	344,036,000,000	359,354,000,000	349,334,000,000
Total Member | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	127,859,000,000	108,136,000,000	96,501,000,000
Total Member | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	68,868,000,000	70,927,000,000	69,858,000,000
Total Member | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	6,309,000,000	6,216,000,000	6,211,000,000
Financial Obligations liquidity risk	20,120,000,000	20,004,000,000	19,544,000,000
Total Member | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	8,119,000,000	10,084,000,000	10,515,000,000
Financial Obligations liquidity risk	23,589,000,000	18,843,000,000	21,258,000,000
Total Member | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	383,694,000,000	365,321,000,000	350,518,000,000
Total Member | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	94,812,000,000	78,914,000,000	76,515,000,000
Total Member | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	€ (2,599,000,000)	€ (838,000,000)	€ (840,000,000)